Stock-based Compensation (Narrative) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
MUFG, BTMU, MUTB, MUSHD and MUMSS Stock Acquisition Rights [Member]
Stock-based Compensation [Line Items]
Approximate frequency of the Stock Acquisition Rights normally issued and granted	once a year	once a year	once a year
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights, in approximate years	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of the Stock Acquisition Rights, per 100 shares	¥ 80,200	¥ 53,900	¥ 61,100
Compensation costs related to the Stock Acquisition Rights recognized	¥ 1,647	¥ 1,594	¥ 2,069
Tax benefit for compensation costs related to the Stock Acquisition Rights	518	540	737
Total unrecognized compensation cost	¥ 252
Number of months for total unrecognized compensation cost related to the Stock Acquisition Rights to be recognized	3 months
Cash received from exercise of the Stock Acquisition Rights	¥ 4	5	5
Actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights	¥ 538	¥ 728	¥ 789
UNBC Plan [Member] | Restricted Stock Units [Member]
Stock-based Compensation [Line Items]
Number of years awards generally become fully vested from the grant date under the stock bonus plan	3 years